Fair Value Measurements (Schedule of Fair Value Hierarchy) (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 86,050,103	$ 56,782,158
Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,133,682	2,665,825
Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,059,332	12,537,491
Collective Investment Trusts [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	63,857,089	41,578,842
Fair Value, Inputs, Level 1 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,193,014	15,203,316
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,133,682	2,665,825
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,059,332	12,537,491
Fair Value, Inputs, Level 1 [Member] | Collective Investment Trusts [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member] | Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member] | Collective Investment Trusts [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member] | Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member] | Collective Investment Trusts [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0